First-time adoption - Reconciliation of other comprehensive income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
First-time adoption
Profit (loss) for the year	¥ 1,274,788	¥ (4,752,429)	¥ (11,742,898)
Items that may be subsequently reclassified to profit or loss
Foreign currency translation adjustments	(1,387,632)	(1,429,826)	(5,990,012)
Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries		10,366
Share of other comprehensive loss of equity method investees	(3,434)	(4,454)	(12,617)
Items that will not be subsequently reclassified to profit or loss
Foreign currency translation adjustments	1,537,977	1,882,632	9,695,400
Fair value changes of equity instruments at fair value through other comprehensive income	481,319	280,911	(6,977,101)
Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk	365,216	(1,187,881)	348,855
Total other comprehensive income (loss) for the year	993,446	(448,252)	(2,935,475)
Total comprehensive income (loss) for the year	2,268,234	(5,200,681)	(14,678,373)
Total comprehensive income (loss) attributable to equity holders of the Company	16,459	41,135	(22,564)
Total comprehensive income (loss) attributable to equity holders of the Company	¥ 2,251,775	(5,241,816)	(14,655,809)
Total comprehensive income (loss) attributable to equity holders of the Company		(5,241,816)	(14,655,809)
U.S. GAAP
First-time adoption
Profit (loss) for the year		535,062	(23,782,511)
Items that may be subsequently reclassified to profit or loss
Foreign currency translation adjustments		642,852	4,585,505
Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries		10,366
Share of other comprehensive loss of equity method investees		(4,454)	(12,617)
Items that will not be subsequently reclassified to profit or loss
Total other comprehensive income (loss) for the year		648,764	4,572,888
Total comprehensive income (loss) for the year		1,183,826	(19,209,623)
Total comprehensive income (loss) attributable to equity holders of the Company		41,550	810
Total comprehensive income (loss) attributable to equity holders of the Company		1,142,276	(19,210,433)
Accretion of convertible redeemable non-controlling interests to redemption value		(995,685)	(898,649)
Total comprehensive income (loss) attributable to equity holders of the Company		146,591	(20,109,082)
Recognition and measurement differences
First-time adoption
Profit (loss) for the year		(5,287,491)	12,039,613
Items that may be subsequently reclassified to profit or loss
Foreign currency translation adjustments		(190,046)	(880,117)
Items that will not be subsequently reclassified to profit or loss
Fair value changes of equity instruments at fair value through other comprehensive income		280,911	(6,977,101)
Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk		(1,187,881)	348,855
Total other comprehensive income (loss) for the year		(1,097,016)	(7,508,363)
Total comprehensive income (loss) for the year		(6,384,507)	4,531,250
Total comprehensive income (loss) attributable to equity holders of the Company		(415)	(23,374)
Total comprehensive income (loss) attributable to equity holders of the Company		(6,384,092)	4,554,624
Accretion of convertible redeemable non-controlling interests to redemption value		995,685	898,649
Total comprehensive income (loss) attributable to equity holders of the Company		(5,388,407)	5,453,273
Reclassification
Items that may be subsequently reclassified to profit or loss
Foreign currency translation adjustments		(1,882,632)	(9,695,400)
Items that will not be subsequently reclassified to profit or loss
Foreign currency translation adjustments		¥ 1,882,632	¥ 9,695,400